Schedule of Tax Payable (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
VAT payables	¥ 17,819	¥ 22,177
Individual income tax payables	454	440
Construction tax payables	21	15
Educational development payables	15	11
Others	11	14
Total	¥ 18,320	¥ 22,657